Leases - Schedule of Classification of Lease Liabilities (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	$ 76.1	$ 58.5
Non-current lease liabilities	258.7	192.2
Lease liabilities	334.8	250.7	$ 254.8
Retail stores
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	64.7	49.7
Non-current lease liabilities	194.5	167.5
Lease liabilities	259.2	217.2	211.0
Manufacturing facilities
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	6.1	5.8
Non-current lease liabilities	21.6	19.0
Lease liabilities	27.7	24.8	29.9
Other
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	5.3	3.0
Non-current lease liabilities	42.6	5.7
Lease liabilities	$ 47.9	$ 8.7	$ 13.9